Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Computed expected income tax expense (benefit)	$ 169,389	$ (32,759)	$ (4,616,658)
Tax rate differential benefit from tax holiday	(246,999)	287,080	652,038
Permanent differences	(1,376,474)	(5,566,907)	2,648,828
Tax effect of deductible temporary differences not recognized	(170,685)	143,948	264,418
Non-deductible tax loss	423,538	4,098,295	1,109,218
Income tax (benefit) expense	$ (1,201,231)	$ (1,070,343)	$ 57,844